Related Party Transactions	3 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 - Related Party Transactions

Notes Payable

The Company has a short-term note payable to a stockholder, totaling $200,000 at September 30, 2019 and June 30, 2019, in which the note principal plus interest of $10,000 is payable in December 2019. Effective October 2019, the note was increased to $400,000 and the maturity extended to December 2021 (Note 17).

The Company has a note payable to the seller of Concepts and Solutions, a related party, bearing interest at 3% annually, payable in annual installments from October 31, 2019 to November 30, 2021. Payments are subject to annual earnings. The balance of the note payable at September 30, 2019 totaled $900,000 with $400,000 being considered current and remainder as long term.

Leases

The Company leases property used in operations from a related party under terms of an operating lease. The term of the lease expires on December 31, 2021. The monthly lease payment is $1,500 plus maintenance and property taxes, as defined in the lease agreement. Rent expense for this lease totaled $4,500 and $2,988 for the three months ended September 30, 2019 and September 30, 2018, respectively.

The Company leases vehicles from related parties under capital leases. The Company is paying the lease payments directly to the creditors, rather than the lessor. The leased vehicles are used in operations for deliveries and installations.

Other Agreements

A related party collateralizes the Company’s short-term note with a CD in the amount of $274,900, held at the same bank. The related party will receive a $7,500 collateral fee for this service (see Note 4).